FEDERATED ADVISER SERIES

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 28, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:  FEDERATED ADVISER SERIES (the “Registrant”)

Federated Hermes SDG Engagement High Yield Credit Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

1933 Act File No. 333-218374

1940 Act File No. 811-23259

Dear Sir or Madam:

Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective September 18, 2019 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Federated Hermes SDG Engagement High Yield Credit Fund as a new portfolio of the Registrant.

This Fund may be marketed through banks, savings associations or credit unions.

The Registrant respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

If you have any questions on the enclosed material, please contact me at 412-288-8652.

Very truly yours,

/s/ M. Allison Miller

M. Allison Miller

Senior Paralegal

Enclosures